Loans, Impaired Loans and Allowance for Credit Losses	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Loans, Impaired Loans and Allowance for Credit Losses
7.	Loans, impaired loans and allowance for credit losses
(a) Loans at amortized cost

	As at
	January 31, 2025			October 31, 2024
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$358,791	$1,280	$357,511	$350,941	$1,208	$349,733
Personal loans	106,635	2,426	104,209	106,379	2,319	104,060
Credit cards	17,548	1,185	16,363	17,374	1,160	16,214
Business and government	290,188	1,966	288,222	292,671	1,849	290,822
Total	$773,162	$6,857	$766,305	$767,365	$6,536	$760,829
(b) Impaired loans
(1)

	As at
	January 31, 2025			October 31, 2024
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$2,563	$711	$1,852	$2,372	$645	$1,727
Personal loans	1,169	647	522	1,117	621	496
Credit cards	–	–	–	–	–	–
Business and government	3,332	832	2,500	3,250	788	2,462
Total	$7,064	$2,190	$4,874	$6,739	$2,054	$4,685
By geography:
Canada	$2,299	$623	$1,676	$2,158	$569	$1,589
United States	110	20	90	109	22	87
Mexico	1,371	438	933	1,343	424	919
Peru	730	404	326	715	385	330
Chile	1,343	293	1,050	1,249	281	968
Colombia	364	128	236	322	109	213
Other international	847	284	563	843	264	579
Total	$7,064	$2,190	$4,874	$6,739	$2,054	$4,685

(1)	Interest income recognized on impaired loans during the three months ended January 31, 2025 was $26 (October 31, 2024 – $22).

(c)	Allowance for credit losses

(i)	Key inputs and assumptions
The Bank’s allowance for credit losses is measured using a three-stage approach based on the extent of credit deterioration since origination. The calculation of the Bank’s allowance for credit losses is an output of a set of complex models with a number of underlying assumptions regarding the choice of variable inputs and their interdependencies. Some of the key drivers include the following:

•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;

•	Changes in the volumes of transactions;

•
Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, interest rates, and house price indices, which are closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and

•	Borrower migration between the three stages.

The Bank determines its allowance for credit losses using four probability-weighted forward-looking scenarios (base case, optimistic, pessimistic and very pessimistic).
The Bank considers both internal and external sources of information and data to achieve unbiased projections and forecasts in determining the allowance for credit losses. The Bank prepares the scenarios using forecasts generated by Scotiabank Economics (SE). The forecasts are generated using models whose outputs are modified by SE as necessary to formulate a ‘base case’ view of the most probable future direction of economic developments. The development of the base case and alternative scenarios is overseen by a governance committee that consists of internal stakeholders from across the Bank. The final base case and alternative scenarios reflect significant review and oversight, and incorporate judgement both in the determination of the scenarios’ forecasts and the probability weights that are assigned to them.

(ii)	Key macroeconomic variables
The inputs and models used for calculating expected credit losses may not always capture all characteristics of the market at the date of the financial statements. Qualitative adjustments or overlays may be made for certain portfolios or geographies as temporary adjustments in circumstances where, in the Bank’s view, the inputs, assumptions, and/or modelling techniques do not capture all relevant risk factors, including the emergence of economic or geopolitical events, up to the date of financial statements. As required under IFRS 9, the allowance for credit losses at each reporting period must be based on inputs, assumptions and information available up to that date. Given the extreme uncertainty surrounding future U.S. trade policies and where tariffs would land, the scenarios this quarter have varying assumptions of imposed tariffs. The base case scenario assumed modest tariffs to provide directional guidance as tariffs remained to be negotiated. While these tariffs represent a fraction of the proposed measures contemplated by the U.S. administration, more severe assumptions are reflected in the pessimistic and very pessimistic scenarios which are described below. As new information comes to light in future quarters, the scenarios and assumptions will be updated accordingly.
Stronger than expected domestic demand along with the positive wealth effects of the new U.S. administration’s de-regulation agenda and planned tax cuts are behind a higher growth profile for the U.S. economy in 2024 and 2025 relative to last quarter. These growth drivers are somewhat offset by the increase in uncertainty, especially as it relates to trade policy changes. Beyond 2025, we expect some of the U.S. administration’s advertised tariffs and associated trade uncertainty to lower the economy’s potential growth and slow GDP growth, driving a downward revision relative to last quarter. Canada’s GDP growth in 2024 is higher than in previous quarter largely due to historical revisions that resulted in a higher level of GDP in the first half of the year. Growth is expected to firm up in 2025 as interest rate-sensitive components react to the monetary policy rate easing that started in June of 2024, as well as a stronger U.S. economy and support by the Canadian government in the form of GST relief and cheques. Growth in Canada’s economic activity slows beyond 2025 due to slower population growth consistent with the announced change in the Government of Canada’s immigration policy, a softer U.S. economic growth and the impact on Canada’s economy from assumed U.S. tariffs.
The optimistic scenario features somewhat stronger economic activity relative to the base case. The pessimistic scenario features a negative demand-type shock on the world economy with globally tighter private financial conditions, weaker growth and inflation, and lower monetary policy rates than in the baseline scenario. It also assumes U.S. imposed tariffs equivalent to 12.5% on imports from Canada and Mexico, 10% on China, and 5% everywhere else – facing no retaliation from these countries. Lastly, the very pessimistic scenario features a strong stagflationary impulse that leads to a protracted period of financial market uncertainty. It also assumes U.S. imposed tariffs with a magnitude twice that of the pessimistic scenario. Here, all countries retaliate. This results in higher inflation, requiring central banks to raise their policy rate to higher levels than in the base case in order to bring inflation under control, which is dampening economic activity.
The following tables show certain key macroeconomic variables used to calculate the modelled estimate for the allowance for credit losses. Further changes in these variables up to the date of the financial statements is incorporated through expert credit judgement. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at January 31, 2025	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	2.1	1.7	2.9	2.6	-1.4	2.5	-4.5	3.1
Consumer price index, y/y %	2.0	2.0	2.2	2.4	1.3	1.7	5.7	2.1
Unemployment rate, average %	6.6	6.1	6.2	5.2	8.2	6.9	11.1	7.5
Bank of Canada overnight rate target, average %	3.0	2.7	3.2	3.6	2.6	2.1	3.8	3.3
HPI - Housing Price Index, y/y % change	3.4	2.8	4.3	4.1	-2.0	3.5	-4.8	2.8
USD/CAD exchange rate, average	1.44	1.35	1.43	1.33	1.55	1.34	1.62	1.36
U.S.
Real GDP growth, y/y % change	2.1	1.8	2.9	2.5	-1.4	2.7	-3.8	3.1
Consumer price index, y/y %	2.3	2.3	2.5	2.6	2.5	2.1	6.3	2.5
Target federal funds rate, upper limit, average %	4.1	3.0	4.2	3.5	4.0	2.5	5.0	3.6
Unemployment rate, average %	4.1	4.4	4.0	4.1	5.9	5.0	8.0	5.3
Mexico
Real GDP growth, y/y % change	0.8	2.1	1.6	2.9	-2.4	2.8	-5.3	3.5
Unemployment rate, average %	3.4	3.9	3.2	3.3	4.3	4.1	6.6	5.0
Chile
Real GDP growth, y/y % change	2.5	2.3	4.1	3.1	-0.5	3.0	-4.5	3.9
Unemployment rate, average %	8.0	7.0	7.7	6.4	9.6	7.3	11.9	7.7
Peru
Real GDP growth, y/y % change	2.8	3.1	3.8	4.2	-0.7	3.9	-1.7	4.3
Unemployment rate, average %	5.9	5.9	5.3	4.8	7.4	6.5	11.6	7.6
Colombia
Real GDP growth, y/y % change	2.9	2.7	4.3	3.7	-0.4	3.4	-1.5	3.9
Unemployment rate, average %	10.4	10.1	10.0	9.2	13.0	11.1	20.3	13.2
Caribbean
Real GDP growth, y/y % change	3.8	3.9	4.5	4.7	0.5	4.6	-2.4	5.2
Global
WTI oil price, average USD/bbl	66	67	70	81	54	60	47	56
Copper price, average USD/lb	4.50	5.17	4.66	5.71	4.04	5.04	3.78	4.91
Global GDP, y/y % change	3.0	2.6	3.9	3.4	0.2	3.3	-2.1	3.8

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at October 31, 2024	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.8	2.2	2.8	3.1	-1.6	2.9	-4.4	3.4
Consumer price index, y/y %	2.2	2.0	2.4	2.5	1.6	1.7	5.8	2.2
Unemployment rate, average %	6.7	6.0	6.3	5.0	8.4	6.9	11.1	7.3
Bank of Canada overnight rate target, average %	3.3	2.6	3.5	3.6	2.9	2.0	4.0	3.2
HPI - Housing Price Index, y/y % change	1.6	4.2	2.4	5.5	-3.7	4.8	-5.8	4.1
USD/CAD exchange rate, average	1.34	1.30	1.33	1.28	1.43	1.28	1.49	1.30
U.S.
Real GDP growth, y/y % change	1.6	2.2	2.3	3.1	-1.6	3.0	-4.0	3.4
Consumer price index, y/y %	2.4	2.3	2.6	2.7	1.3	2.0	6.2	2.5
Target federal funds rate, upper limit, average %	4.1	2.9	4.1	3.4	3.6	1.8	4.8	3.4
Unemployment rate, average %	4.3	4.3	4.2	3.9	6.0	4.9	8.1	5.2
Mexico
Real GDP growth, y/y % change	1.3	2.1	2.6	2.9	-0.8	2.6	-2.9	3.2
Unemployment rate, average %	3.3	3.9	3.0	3.1	4.1	4.0	6.3	4.9
Chile
Real GDP growth, y/y % change	3.0	2.2	4.6	3.2	0.1	3.0	-3.6	3.8
Unemployment rate, average %	7.9	6.7	7.6	6.0	9.5	7.0	11.5	7.4
Peru
Real GDP growth, y/y % change	2.6	3.4	3.6	4.5	1.5	3.7	-0.5	4.3
Unemployment rate, average %	6.7	6.2	6.2	5.2	8.1	6.5	11.8	8.0
Colombia
Real GDP growth, y/y % change	2.6	2.7	3.7	3.8	1.4	3.1	-0.5	3.6
Unemployment rate, average %	11.1	10.1	10.7	9.1	13.5	10.6	19.8	13.0
Caribbean
Real GDP growth, y/y % change	3.6	3.8	4.2	4.5	2.5	4.2	0.6	4.7
Global
WTI oil price, average USD/bbl	73	69	78	83	60	60	53	58
Copper price, average USD/lb	4.99	5.29	5.16	5.86	4.50	5.13	4.32	5.02
Global GDP, y/y % change	3.4	2.4	4.3	3.3	0.6	3.1	-1.5	3.5

(iii)	Sensitivity
Relative to the base case scenario, the weighting of these multiple scenarios increased the reported allowance for credit losses for financial assets in Stage 1 and Stage 2 to $4,890 million (October 31, 2024 – $4,682 million) from $4,475 million (October 31, 2024 – $4,316 million).
The Bank enhanced certain of its IFRS 9 models in the current year and prior year, with the enhanced models exhibiting higher sensitivity to changes in the macroeconomic outlook. If the Bank was to apply a probability weighted average of its two pessimistic scenarios for the measurement of allowance for credit losses for such assets, the allowance for credit losses on performing financial instruments would be $
1,082

million higher than the reported allowance for credit losses as at January 31, 2025 (October 31, 2024 – $942 million), excluding the consideration of changes in qualitative overlays or expert credit judgement. Actual results will differ as this does not consider the migration of exposures or incorporate changes that would occur in the portfolio due to risk mitigation actions and other factors.
Under our current probability-weighted scenarios, if all performing financial assets were in Stage 1, reflecting a 12 month expected loss period, the allowance for credit losses would be $732 million (October 31, 2024 – $693 million) lower than the reported allowance for credit losses on performing financial assets.

(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2024	Provision for credit losses (1)	Net write-offs	Other, including foreign currency adjustment	Balance as at January 31, 2025
Residential mortgages	$1,208	$64	$(16)	$24	$1,280
Personal loans	2,319	548	(485)	44	2,426
Credit cards	1,160	325	(331)	31	1,185
Business and government	2,036	243	(122)	17	2,174
	$6,723	$1,180	$(954)	$116	$7,065
Presented as:
Allowance for credit losses on loans	$6,536				$6,857
Allowance for credit losses on acceptances (2)	1				1
Allowance for credit losses on off-balance sheet exposures (3)	186				207
(1)	Excludes amounts associated with other assets and reversal of impairment losses of $ (18) . The provision for credit losses, net of these amounts, is $1,162.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2023	Provision for credit losses (1)	Net write-offs	Other, including foreign currency adjustment	Balance as at January 31, 2024
Residential mortgages	$1,084	$63	$(18)	$(14)	$1,115
Personal loans	2,414	411	(427)	(96)	2,302
Credit cards	1,237	290	(273)	(22)	1,232
Business and government	1,876	199	(86)	(58)	1,931
	$6,611	$963	$(804)	$(190)	$6,580
Presented as:
Allowance for credit losses on loans	$6,372				$6,328
Allowance for credit losses on acceptances (2)	90				96
Allowance for credit losses on off-balance sheet exposures (3)	149				156
(1)	Excludes amounts associated with other assets and reversal of impairment losses of $ (1) . The provision for credit losses, net of these amounts, is $ 962 .
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at January 31, 2025
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$160	$409	$711	$1,280
Personal loans	554	1,225	647	2,426
Credit cards	295	890	–	1,185
Business and government	614	520	832	1,966
Total (1)	$1,623	$3,044	$2,190	$6,857
(1)	Excludes allowance for credit losses of $223 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at October 31, 2024
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$165	$398	$645	$1,208
Personal loans	544	1,154	621	2,319
Credit cards	288	872	–	1,160
Business and government	586	475	788	1,849
Total (1)	$1,583	$2,899	$2,054	$6,536
(1)	Excludes allowance for credit losses of $200 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at January 31, 2024
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$246	$336	$533	$1,115
Personal loans	629	1,050	623	2,302
Credit cards	381	851	–	1,232
Business and government	512	419	748	1,679
Total (1)	$1,768	$2,656	$1,904	$6,328
(1)	Excludes allowance for credit losses of $269 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended
	January 31, 2025				January 31, 2024
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$165	$398	$645	$1,208	$265	$321	$498	$1,084
Provision for credit losses
Remeasurement (1)	(58)	36	89	67	(65)	36	88	59
Newly originated or purchased financial assets	12	–	–	12	11	–	–	11
Derecognition of financial assets and maturities	(2)	(6)	–	(8)	(2)	(5)	–	(7)
Changes in models and methodologies	(2)	(14)	9	(7)	–	–	–	–
Transfer to (from):
Stage 1	53	(43)	(10)	–	50	(37)	(13)	–
Stage 2	(10)	55	(45)	–	(11)	49	(38)	–
Stage 3	–	(25)	25	–	–	(21)	21	–
Gross write-offs	–	–	(24)	(24)	–	–	(23)	(23)
Recoveries	–	–	8	8	–	–	5	5
Foreign exchange and other movements	2	8	14	24	(2)	(7)	(5)	(14)
Balance at end of period	$160	$409	$711	$1,280	$246	$336	$533	$1,115
Personal loans
Balance at beginning of period	$544	$1,154	$621	$2,319	$647	$1,103	$664	$2,414
Provision for credit losses
Remeasurement (1)	(162)	279	390	507	(186)	221	352	387
Newly originated or purchased financial assets	101	–	–	101	93	–	–	93
Derecognition of financial assets and maturities	(23)	(41)	–	(64)	(23)	(46)	–	(69)
Changes in models and methodologies	(7)	3	8	4	–	–	–	–
Transfer to (from):
Stage 1	150	(146)	(4)	–	172	(169)	(3)	–
Stage 2	(58)	85	(27)	–	(58)	82	(24)	–
Stage 3	(2)	(124)	126	–	(3)	(126)	129	–
Gross write-offs	–	–	(558)	(558)	–	–	(488)	(488)
Recoveries	–	–	73	73	–	–	61	61
Foreign exchange and other movements	11	15	18	44	(13)	(15)	(68)	(96)
Balance at end of period	$554	$1,225	$647	$2,426	$629	$1,050	$623	$2,302
Credit cards
Balance at beginning of period	$288	$872	$–	$1,160	$414	$823	$–	$1,237
Provision for credit losses
Remeasurement (1)	(81)	168	239	326	(99)	181	197	279
Newly originated or purchased financial assets	32	–	–	32	40	–	–	40
Derecognition of financial assets and maturities	(13)	(11)	–	(24)	(13)	(16)	–	(29)
Changes in models and methodologies	(2)	(7)	–	(9)	–	–	–	–
Transfer to (from):
Stage 1	88	(88)	–	–	78	(78)	–	–
Stage 2	(27)	27	–	–	(34)	34	–	–
Stage 3	–	(88)	88	–	–	(70)	70	–
Gross write-offs	–	–	(373)	(373)	–	–	(316)	(316)
Recoveries	–	–	42	42	–	–	43	43
Foreign exchange and other movements	10	17	4	31	(5)	(23)	6	(22)
Balance at end of period	$295	$890	$–	$1,185	$381	$851	$–	$1,232
Total retail loans
Balance at beginning of period	$997	$2,424	$1,266	$4,687	$1,326	$2,247	$1,162	$4,735
Provision for credit losses
Remeasurement (1)	(301)	483	718	900	(350)	438	637	725
Newly originated or purchased financial assets	145	–	–	145	144	–	–	144
Derecognition of financial assets and maturities	(38)	(58)	–	(96)	(38)	(67)	–	(105)
Changes in models and methodologies	(11)	(18)	17	(12)	–	–	–	–
Transfer to (from):
Stage 1	291	(277)	(14)	–	300	(284)	(16)	–
Stage 2	(95)	167	(72)	–	(103)	165	(62)	–
Stage 3	(2)	(237)	239	–	(3)	(217)	220	–
Gross write-offs	–	–	(955)	(955)	–	–	(827)	(827)
Recoveries	–	–	123	123	–	–	109	109
Foreign exchange and other movements	23	40	36	99	(20)	(45)	(67)	(132)
Balance at end of period	$1,009	$2,524	$1,358	$4,891	$1,256	$2,237	$1,156	$4,649
Non-retail loans:
Business and government
Balance at beginning of period	$739	$508	$788	$2,035	$635	$403	$748	$1,786
Provision for credit losses
Remeasurement (1)	(11)	67	179	235	(40)	92	162	214
Newly originated or purchased financial assets	358	–	–	358	212	–	–	212
Derecognition of financial assets and maturities	(315)	(27)	(8)	(350)	(196)	(34)	(2)	(232)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	25	(25)	–	–	44	(44)	–	–
Stage 2	(22)	23	(1)	–	(31)	32	(1)	–
Stage 3	(1)	(5)	6	–	–	(4)	4	–
Gross write-offs	–	–	(140)	(140)	–	–	(112)	(112)
Recoveries	–	–	18	18	–	–	26	26
Foreign exchange and other movements	17	10	(10)	17	(10)	(6)	(43)	(59)
Balance at end of period including off-balance sheet exposures	$790	$551	$832	$2,173	$614	$439	$782	$1,835
Less: Allowance for credit losses on off-balance sheet exposures (2)	(176)	(31)	–	(207)	(102)	(20)	(34)	(156)
Balance at end of period (2)	$614	$520	$832	$1,966	$512	$419	$748	$1,679
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

(d)	Carrying value of exposures by risk rating

Residential mortgages	As at January 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$212,730	$2,590	$–	$215,320	$211,165	$3,262	$–	$214,427
Low	83,365	2,808	–	86,173	78,344	3,625	–	81,969
Medium	22,202	1,940	–	24,142	19,205	2,072	–	21,277
High	2,669	5,526	–	8,195	2,561	5,280	–	7,841
Very high	48	3,024	–	3,072	13	2,814	–	2,827
Loans not graded (2)	18,605	721	–	19,326	18,614	1,614	–	20,228
Default	–	–	2,563	2,563	–	–	2,372	2,372
Total	$339,619	$16,609	$2,563	$358,791	$329,902	$18,667	$2,372	$350,941
Allowance for credit losses	160	409	711	1,280	165	398	645	1,208
Carrying value	$339,459	$16,200	$1,852	$357,511	$329,737	$18,269	$1,727	$349,733
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at January 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$31,216	$–	$–	$31,216	$30,865	$–	$–	$30,865
Low	21,210	17	–	21,227	20,686	12	–	20,698
Medium	13,149	42	–	13,191	13,053	38	–	13,091
High	10,534	4,885	–	15,419	10,535	4,843	–	15,378
Very high	73	2,878	–	2,951	76	2,743	–	2,819
Loans not graded (2)	19,623	1,839	–	21,462	20,482	1,929	–	22,411
Default	–	–	1,169	1,169	–	–	1,117	1,117
Total	$95,805	$9,661	$1,169	$106,635	$95,697	$9,565	$1,117	$106,379
Allowance for credit losses	554	1,225	647	2,426	544	1,154	621	2,319
Carrying value	$95,251	$8,436	$522	$104,209	$95,153	$8,411	$496	$104,060
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at January 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$2,480	$–	$–	$2,480	$2,382	$3	$–	$2,385
Low	3,058	5	–	3,063	2,872	25	–	2,897
Medium	4,786	17	–	4,803	4,631	55	–	4,686
High	3,067	1,804	–	4,871	3,069	1,880	–	4,949
Very high	18	1,189	–	1,207	16	1,028	–	1,044
Loans not graded (1)	664	460	–	1,124	895	518	–	1,413
Default	–	–	–	–	–	–	–	–
Total	$14,073	$3,475	$–	$17,548	$13,865	$3,509	$–	$17,374
Allowance for credit losses	295	890	–	1,185	288	872	–	1,160
Carrying value	$13,778	$2,585	$–	$16,363	$13,577	$2,637	$–	$16,214
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at January 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$118,419	$1	$–	$118,420	$115,396	$2	$–	$115,398
Low	18,583	14	–	18,597	17,947	26	–	17,973
Medium	8,285	12	–	8,297	8,128	22	–	8,150
High	3,597	763	–	4,360	3,490	505	–	3,995
Very high	13	590	–	603	10	305	–	315
Loans not graded (1)	12,721	2,674	–	15,395	12,634	2,749	–	15,383
Default	–	–	–	–	–	–	–	–
Carrying value	$161,618	$4,054	$–	$165,672	$157,605	$3,609	$–	$161,214
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at January 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$364,845	$2,591	$–	$367,436	$359,808	$3,267	$–	$363,075
Low	126,216	2,844	–	129,060	119,849	3,688	–	123,537
Medium	48,422	2,011	–	50,433	45,017	2,187	–	47,204
High	19,867	12,978	–	32,845	19,655	12,508	–	32,163
Very high	152	7,681	–	7,833	115	6,890	–	7,005
Loans not graded (2)	51,613	5,694	–	57,307	52,625	6,810	–	59,435
Default	–	–	3,732	3,732	–	–	3,489	3,489
Total	$611,115	$33,799	$3,732	$648,646	$597,069	$35,350	$3,489	$635,908
Allowance for credit losses	1,009	2,524	1,358	4,891	997	2,424	1,266	4,687
Carrying value	$610,106	$31,275	$2,374	$643,755	$596,072	$32,926	$2,223	$631,221
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at January 31, 2025				As at October 31, 2024
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$144,593	$2,180	$–	$146,773	$146,999	$1,829	$–	$148,828
Non-investment grade	123,310	9,527	–	132,837	124,749	8,800	–	133,549
Watch list	9	4,986	–	4,995	10	4,819	–	4,829
Loans not graded (2)	2,222	29	–	2,251	2,190	25	–	2,215
Default	–	–	3,332	3,332	–	–	3,250	3,250
Total	$270,134	$16,722	$3,332	$290,188	$273,948	$15,473	$3,250	$292,671
Allowance for credit losses	614	520	832	1,966	586	475	788	1,849
Carrying value	$269,520	$16,202	$2,500	$288,222	$273,362	$14,998	$2,462	$290,822
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at January 31, 2025				As at October 31, 2024
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$248,127	$1,295	$–	$249,422	$243,635	$1,124	$–	$244,759
Non-investment grade	59,029	2,880	–	61,909	59,572	2,894	–	62,466
Watch list	–	993	–	993	–	1,142	–	1,142
Loans not graded (2)	3,974	–	–	3,974	3,921	–	–	3,921
Default	–	–	34	34	–	–	32	32
Total	$311,130	$5,168	$34	$316,332	$307,128	$5,160	$32	$312,320
Allowance for credit losses	176	31	–	207	153	33	–	186
Carrying value	$310,954	$5,137	$34	$316,125	$306,975	$5,127	$32	$312,134
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at January 31, 2025				As at October 31, 2024
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$392,720	$3,475	$–	$396,195	$390,634	$2,953	$–	$393,587
Non-investment grade	182,339	12,407	–	194,746	184,321	11,694	–	196,015
Watch list	9	5,979	–	5,988	10	5,961	–	5,971
Loans not graded (2)	6,196	29	–	6,225	6,111	25	–	6,136
Default	–	–	3,366	3,366	–	–	3,282	3,282
Total	$581,264	$21,890	$3,366	$606,520	$581,076	$20,633	$3,282	$604,991
Allowance for credit losses	790	551	832	2,173	739	508	788	2,035
Carrying value	$580,474	$21,339	$2,534	$604,347	$580,337	$20,125	$2,494	$602,956
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment or restoring it to a current status in accordance with the Bank’s policy. In cases where borrowers have opted to participate in payment deferral programs, deferral of payments is not considered past due and such loans are not aged further during the deferral period.

	As at January 31, 2025				As at October 31, 2024
($ millions)	31-60 days	61-90 days	91 days and greater (2)	Total	31-60 days	61-90 days	91 days and greater (2)	Total
Residential mortgages	$1,505	$715	$–	$2,220	$1,418	$718	$–	$2,136
Personal loans	661	360	–	1,021	647	343	–	990
Credit cards	256	187	416	859	242	172	398	812
Business and government	150	54	–	204	192	48	–	240
Total	$2,572	$1,316	$416	$4,304	$2,499	$1,281	$398	$4,178
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	January 31 2025	October 31 2024
Unpaid principal balance (1)	$248	$243
Credit related fair value adjustments	(29)	(29)
Carrying value	219	214
Stage 3 allowance	(1)	(1)
Carrying value net of related allowance	$218	$213
(1)	Represents principal amount owed net of write-offs.